COMMITMENTS AND CONTINGENT LIABILITIES (Details)	Dec. 31, 2012	Dec. 31, 2011	Nov. 30, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2012 BioCancell Therapeutics, Inc. [Member] ILS	Jul. 31, 2008 BioCancell Therapeutics, Inc. [Member] USD ($)	Jun. 30, 2009 Principal Owner [Member]
Loss Contingencies [Line Items]
Common Stock, shares outstanding	8,898,861	8,648,861				1,198,755
Percent of shares owned						14.00%
Shares issued, price per share			0.42	0.87	$ 0.597